UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net income (loss)	$ 8.4	$ (44.8)	$ (150.0)	$ (52.7)	$ (106.9)	$ (8.9)	$ (6.1)
Foreign currency translation adjustments, net of tax	(24.5)	3.1	(12.8)	1.8	(1.0)	(2.2)	(4.6)
Net unrealized gain (loss) on cash flow hedges, net of tax	0.7	(23.0)	(19.1)	(6.1)	(3.8)	93.5	117.2
Comprehensive income (loss)	(15.4)	(64.7)	(181.9)	(57.0)	(111.7)	82.4	106.5
Less: Comprehensive loss attributable to noncontrolling interests	(2.0)	3.7	(0.4)	6.2	13.4	8.6	17.2
Comprehensive income (loss) attributable to Lionsgate Studios Corp. shareholders	$ (17.4)	$ (61.0)	(182.3)	(50.8)	(98.3)	91.0	123.7
Starz Business of Lions Gate Entertainment Corp
Net income (loss)			(58.2)	(892.3)	(915.2)	(1,871.0)	(155.3)
Net loss from continuing operations			(61.3)	(803.9)	(804.6)	(1,335.9)	(30.0)
Comprehensive income (loss) from continuing operations, net of tax			(61.3)	(803.9)	(804.6)	(1,335.9)	(30.0)
Net income (loss) from discontinued operations			3.1	(88.4)	(110.6)	(535.1)	(125.3)
Other comprehensive income (loss) from discontinued operations					0.0	0.0	0.0
Comprehensive income (loss) attributable to Lionsgate Studios Corp. shareholders			$ (58.2)	$ (892.3)	$ (915.2)	$ (1,871.0)	$ (155.3)